Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt [Abstract]
Senior secured credit facility with PNC Bank, N.A.	$ 167,040	$ 157,250
Notes payable to H&L Construction Co., Inc.	800	1,560
Other notes payable	3,206	4,739
Total	171,046	163,549
Less current portion	(1,024)	(2,350)
Long-term debt	$ 170,022	$ 161,199